HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 95.7%
Apparel: 6.3%
18,000	Delta Apparel, Inc. [1]	$531,360
40,000	Fossil Group, Inc. [1]	571,200
		1,102,560
Apparel & Shoe Retail: 2.6%
22,000	Duluth Holdings, Inc. - Class B [1]	454,300

Automobile Retail: 1.6%
2,000	America’s Car-Mart, Inc. [1]	283,440

Banks: 9.9%
4,000	BancFirst Corp.	249,720
10,000	First Foundation, Inc.	225,100
13,500	Hilltop Holdings, Inc.	491,400
4,000	Independent Bank Group, Inc.	295,920
3,000	Prosperity Bancshares, Inc.	215,400
3,500	Triumph Bancorp, Inc. [1]	259,875
		1,737,415
Building Materials: 5.6%
10,000	Builders FirstSource, Inc. [1]	426,600
4,000	Eagle Materials, Inc.	568,440
		995,040
Commercial Services: 3.9%
15,000	H&R Block, Inc.	352,200
120,000	Research Solutions, Inc. [1]	343,200
		695,400
Computers: 1.8%
7,000	NCR Corp. [1]	319,270

Diversified Financial Services: 2.5%
20,000	Westwood Holdings Group, Inc.	435,200

Diversified Retail: 1.5%
12,000	Sally Beauty Holdings, Inc. [1]	264,840

Electronics: 2.5%
20,000	Kimball Electronics, Inc. [1]	434,800

Engineering & Construction: 3.6%
5,000	Arcosa, Inc.	293,700
60,000	Orion Group Holdings, Inc. [1]	345,000
		638,700

Food: 2.0%
14,000	Sprouts Farmers Market, Inc. [1]	347,900

Healthcare Products: 0.9%
25,000	ViewRay, Inc. [1]	165,000

Holding Companies - Diversified: 1.7%
25,000	Legato Merger Corp. [1]	297,000

Home Builders: 3.6%
15,000	Forestar Group, Inc. [1]	313,650
12,000	Taylor Morrison Home Corp. [1]	317,040
		630,690
Home Furnishings: 6.2%
16,000	Bassett Furniture Industries, Inc.	389,600
16,000	Hamilton Beach Brands Holding Co. - Class A	356,320
10,000	Hooker Furniture Corp.	346,400
		1,092,320
Insurance: 4.2%
11,000	Horace Mann Educators Corp.	411,620
35,000	Tiptree, Inc.	325,500
		737,120
Iron & Steel: 5.5%
25,000	Cleveland-Cliffs, Inc. [1]	539,000
14,000	Commercial Metals Co.	430,080
		969,080
Leisure Time: 6.9%
3,600	Brunswick Corp.	358,632
18,000	Nautilus, Inc. [1]	303,300
12,000	Vista Outdoor, Inc. [1]	555,360
		1,217,292
Nutrients & Supplements Retail: 1.4%
7,000	Franchise Group, Inc.	246,890

Machinery - Diversified: 2.7%
9,000	Ichor Holdings Ltd. - ADR [1]	484,200

Metal Fabrication & Hardware: 3.3%
4,500	Lawson Products, Inc. [1]	240,795
7,000	Northwest Pipe Co. [1]	197,750
10,000	TimkenSteel Corp. [1]	141,500
		580,045
Mining: 1.8%
23,000	Equinox Gold Corp. [1]	159,850
1,300	Kaiser Aluminum Corp.	160,537
		320,387
Oil Companies Exploration & Production: 6.8%
50,000	Comstock Resources, Inc. [1]	333,500
24,000	HighPeak Energy, Inc. [1]	245,520

4,000		Oasis Petroleum, Inc.	402,200
4,000		Whiting Petroleum Corp. [1]	218,200
			1,199,420
Semiconductors: 1.8%
2,000		Synaptics, Inc. [1]	311,160

Textiles: 1.8%
12,000		Culp, Inc.	195,600
40,000		The Dixie Group, Inc. [1,2]	117,200
			312,800
Transportation: 3.3%
16,000		Covenant Logistics Group, Inc. - Class A [1]	330,880
15,000		Marten Transport Ltd.	247,350
			578,230
TOTAL COMMON STOCKS
(Cost $12,224,637)			16,850,499
TOTAL INVESTMENTS IN SECURITIES: 95.7%
(Cost $12,224,637)			16,850,499
Other Assets in Excess of Liabilities: 4.3%			764,273
TOTAL NET ASSETS: 100.0%			$17,614,772

	ADR - American Depositary Receipt
	[1]	Non-income producing security.
	[2]	Company is an “affiliated person” of the Hodges Small Intrinsic Value Fund (the “Fund”), as defined in the Investment Company Act of 1940.

Affilates Common Stocks	Share Balance June 30, 2021	Value March 31, 2021	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value June 30, 2021	Dividend Income
The Dixie Group, Inc. [1]	40,000	$118,800	$-	$-	$-	$(1,600)	$117,200	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$16,850,499	$-	$-	$16,850,499
Total Investments in Securities	$16,850,499	$-	$-	$16,850,499